United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F



FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/09

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Crown Capital Management
Address:  100 Drake's Landing Road, Suite 125
	  Greenbrae, CA 94904

Form 13F File Number: 028-12022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert Scott Fearon
Title: 	President
Phone:	(415) 925-9950

Signature, Place, and Date of Signing:


	Robert Scott Fearon	           	Greenbrae, CA	  		 July 21, 2009
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13 Information Table Entry Total:	53
Form 13 Information Table Value Total:  91,808 (Thousands)

List of Other Included Managers:
NONE



FORM 13F INFORMATION TABLE

COLUMN 1			COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5		COLUMN 6	COLUMN 7	COLUMN 8
								VALUE		SHRS OR	SH/	PUT/	INVESTMENT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)	PRN AMT	PRN	CALL	DISCRETION	MANAGERS	SOLE	SHARED	NONE
ABM INDUSTRIES INC CMN		COM		000957100	1,807	 	100,000 SH		SOLE		-		100,000 -	-
ALBERTO-CULVER COMPANY CMN	COM		013078100	2,212 	 	87,000 	SH		SOLE		-		87,000 	-	-
AMAZON.COM INC CMN		COM		023135106	2,175 	 	26,000 	SH		SOLE		-		26,000 	-	-
AMER.SCIENCE & ENG.INC. CMN	COM		029429107	2,350 	 	34,000 	SH		SOLE		-		34,000 	-	-
ANWORTH MORTGAGE ASSET CORP CMN	COM		037347101	973 	 	135,000 SH		SOLE		-		135,000 -	-
BIOMARIN PHARMACEUTICAL INC CMN	COM		09061G101	1,171 	 	75,000 	SH		SOLE		-		75,000 	-	-
BRINKER INTERNATIONAL INC CMN	COM		109641100	2,555 	 	150,000 SH		SOLE		-		150,000 -	-
BRINK'S HOME SECURITY HOLDINGS	COM		109699108	637 	 	22,500 	SH		SOLE		-		22,500 	-	-
BRISTOL-MYERS SQUIBB COMPANY	COM		110122108	2,031 	 	100,000 SH		SOLE		-		100,000 -	-
BROWN FORMAN CORP CL B CMN	COM		115637209	1,805 	 	42,000 	SH		SOLE		-		42,000 	-	-
CALIPER LIFE SCIENCES INC CMN	COM		130872104	212 	 	120,000 SH		SOLE		-		120,000 -	-
CAVIUM NETWORKS, INC. CMN	COM		14965A101	1,681 	 	100,000 SH		SOLE		-		100,000 -	-
CELGENE CORPORATION CMN		COM		151020104	478 	 	10,000 	SH		SOLE		-		10,000 	-	-
CENTRAL GARDEN & PET CO CMN	COM		153527106	3,291 	 	300,000 SH		SOLE		-		300,000 -	-
CONAGRA INC CMN			COM		205887102	1,906 	 	100,000 SH		SOLE		-		100,000 -	-
DARLING INTERNATIONAL INC CMN	COM		237266101	660 	 	100,000 SH		SOLE		-		100,000 -	-
DIONEX CORPORATION CMN		COM		254546104	549 	 	9,000 	SH		SOLE		-		9,000 	-	-
DOLBY LABORATORIES, INC.	COM		25659T107	5,592 	 	150,000 SH		SOLE		-		150,000 -	-
ENDOLOGIX INC CMN		COM		29266S106	168 	 	50,000 	SH		SOLE		-		50,000 	-	-
ESTERLINE TECHNOLOGIES CORP	COM		297425100	1,895 	 	70,000 	SH		SOLE		-		70,000 	-	-
EXTREME NETWORKS INC CMN	COM		30226D106	400 	 	200,000 SH		SOLE		-		200,000 -	-
EXXON MOBIL CORPORATION CMN	COM		30231G102	1,573 	 	22,500 	SH		SOLE		-		22,500 	-	-
GILEAD SCIENCES CMN		COM		375558103	937 	 	20,000 	SH		SOLE		-		20,000 	-	-
GUESS ?, INC. CMN		COM		401617105	3,223 	 	125,000 SH		SOLE		-		125,000 -	-
H.J.HEINZ CO. CMN		COM		423074103	3,570 	 	100,000 SH		SOLE		-		100,000 -	-
HOLLY CORP $.01 PAR CMN		COM		435758305	2,248 	 	125,000 SH		SOLE		-		125,000 -	-
HORNBECK OFFSHORE SERVICES	COM		440543106	3,048 	 	142,500 SH		SOLE		-		142,500 -	-
INTEL CORPORATION CMN		COM		458140100	2,152 	 	130,000 SH		SOLE		-		130,000 -	-
MARTEK BIOSCIENCES CORP 	COM		572901106	2,327 	 	110,000 SH		SOLE		-		110,000 -	-
MCDERMOTT INTL CMN		COM		580037109	2,031 	 	100,000 SH		SOLE		-		100,000 -	-
MEDTRONIC INC CMN		COM		585055106	2,268 	 	65,000 	SH		SOLE		-		65,000 	-	-
MONARCH CASINO & RESORT		COM		609027107	1,241 	 	170,000 SH		SOLE		-		170,000 -	-
MONSANTO COMPANY CMN		COM		61166W101	1,859 	 	25,000 	SH		SOLE		-		25,000 	-	-
NETWORK EQUIPMENT TECHNOLOGIES	COM		641208103	315 	 	74,000 	SH		SOLE		-		74,000 	-	-
NOVABAY PHARMACEUTICALS, INC.	COM		66987P102	454 	 	209,270 SH		SOLE		-		209,270 -	-
PENSKE AUTOMOTIVE GROUP, INC.	COM		70959W103	47 	 	2,800 	SH		SOLE		-		2,800 	-	-
PHILIP MORRIS INTL INC CMN	COM		718172109	2,181 	 	50,000 	SH		SOLE		-		50,000 	-	-
PINNACLE ENTMT INC CMN		COM		723456109	3,716 	 	400,000 SH		SOLE		-		400,000 -	-
ROBERT HALF INTL INC CMN	COM		770323103	319 	 	13,500 	SH		SOLE		-		13,500 	-	-
ROSS STORES,INC CMN		COM		778296103	3,474 	 	90,000 	SH		SOLE		-		90,000 	-	-
S1 CORPORATION CMN		COM		78463B101	311 	 	45,000 	SH		SOLE		-		45,000 	-	-
SWS GROUP INC CMN		COM		78503N107	1,139 	 	81,500 	SH		SOLE		-		81,500 	-	-
SAFEWAY INC. CMN		COM		786514208	2,037 		100,000 SH		SOLE		-		100,000 -	-
SIGMA DESIGNS INC CMN		COM		826565103	1,604 	 	100,000 SH		SOLE		-		100,000 -	-
SOLTA MEDICAL, INC CMN		COM		83438K103	234 	 	150,000 SH		SOLE		-		150,000 -	-
SPECTRANETICS CORP CMN		COM		84760C107	247 	 	50,000 	SH		SOLE		-		50,000 	-	-
VERIZON COMMUNICATIONS INC. CMN	COM		92343V104	3,073 	 	100,000 SH		SOLE		-		100,000 -	-
VERSANT CORPORATION CMN		COM		925284309	2,236 	 	148,901 SH		SOLE		-		148,901 -	-
VIRCO MFG CORP (DELAWARE) CMN	COM		927651109	576 	 	164,700 SH		SOLE		-		164,700 -	-
WMS INDS INC CMN		COM		929297109	1,576 	 	50,000 	SH		SOLE		-		50,000 	-	-
WET SEAL INC CL-A CMN CLASS A	COM		961840105	1,388 	 	452,000 SH		SOLE		-		452,000 -	-
WINDSTREAM CORPORATION CMN	COM		97381W104	1,672 	 	200,000 SH		SOLE		-		200,000 -	-
SEAGATE TECHNOLOGY CMN		COM		G7945J104	4,184 	 	400,000 SH		SOLE		-		400,000 -	-